Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2015	Nov. 03, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	American CareSource Holdings, Inc.
Trading Symbol	gnow
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		6,954,293
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 on Form 10-Q/A (this "Amended Report") to amend and restate, in their entirety, the following items of our Quarterly Report on Form 10-Q for the quarter ended September 30, 2015, as originally filed with the Securities and Exchange Commission on November 16, 2015 (the "Original Report"): (i) Item 1 of Part I "Financial Statements," (ii) Item 2 of Part I, "Management's Discussion and Analysis of Financial Condition and Results of Operations," and (iii) Item 6 of Part II, "Exhibits," and we have also updated the signature page, the certifications of our Acting Chief Executive Officer and Interim Chief Financial Officer in Exhibits 31.1, 31.2, 32.1 and 32.2, and our financial statements formatted in Extensible Business Reporting Language (XBRL) in Exhibit 101. This Amended Report is intended to correct the errors described in the immediately following paragraph. No other Items were affected, but, for the convenience of the reader, this Amended Report restates in its entirety, as amended, our Original Report. We have determined that our diluted weighted-average shares outstanding, as reported in the Consolidated Statements of Operations and Note 4 of the Original Report, contained a computational error. We have also determined that expenses reflected in "Management's Discussion and Analysis of Financial Condition and Results of Operations" attributable to shared services for the period ended September 30, 2014 were overstated by $28,000. This Amended Report speaks as of the date of the Original Report and should be read in conjunction with the Original Report. Except as specifically noted above, this Amended Report does not modify or update the financial results or disclosures in the Original Report. Accordingly, this Amended Report does not reflect events occurring after the filing of the Original Report or modify or update any related or other disclosures.
Entity Central Index Key	0001316645
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3